Business (Details)	12 Months Ended
Dec. 31, 2011 sqft property tenant
Business [Abstract]
Number Of Real Estate Properties Owned And Managed	980
Number of real estate properties	157
Number Of Tenants	73
Square Footage Of All Real Estate Properties	13,000,000
Occupancy Rate	93.00%
Number Of Self Storage Properties	21
Square Footage of Self Storage Properties	800,000